Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2021
Change in Reporting Entity [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation for the audit of the Company’s financial statements for the fiscal year ended December 31, 2021, management identified certain transactions the Company had not been accounting for properly. Those transactions consist of the following

•        On April 30, 2021 the Sponsor transferred 27,000 Founder Shares of the Company to a fourth director (the “Additional Transferee”) for a nominal fee. The Company did not recognize stock-based compensation associated with the transfer of the Founder Shares to the Additional Transferee in quarterly filings for June 30, 2021 and September 30, 2021.

The Company has since determined that the transfer of the Founder Shares to the Additional Transferee constitutes a stock award of the Company granted to a member of the board of directors on April 30, 2021 as compensation for the Additional Transferee’s services as a member of the board of directors. This award is subject to ASC Topic 718, Compensation — Stock Compensation (“ASC 718”). The Founder Shares vested immediately, and, as such, in accordance with ASC 718, the Company must recognize compensation expense in an amount equal to the number of Founders Shares transferred times the grant date fair value per share less the amount initially received for the purchase of the Founders Shares.

•        The Company determined that it was incorrectly recognizing and accruing formation and operating costs in connection with the Company’s administrative support agreement with the Sponsor, resulting in an overstatement of formation and operating costs and accrued costs and other expenses in quarterly filings for March 31, 2021, June 30, 2021, and September 30, 2021.

•        The Company determined that it inappropriately recognized a payment made on behalf of a related entity as expense of the Company in its quarterly filing for September 30, 2021. The payment should have been recorded as an amount due from a related party.

•        The Company failed to recognize and accrue legal and consulting expenses in connection with its Business Combination, resulting in and understatement of formation and operating costs and accrued costs and other expenses in its quarterly filings for March 31, 2021, June 30, 2021, and September 30, 2021.

The aforementioned adjustments result in non-cash financial statement corrections and will have no impact on the Company’s current or previously reported cash position or total operating, investing or financing cash flows.

The following tables summarize the effect of the adjustments on each financial statement line item as of the dates, and for the periods, indicated:

	March 31, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Balance Sheet (unaudited)
Accrued costs and expenses	$53,341	$53,443	$106,784
Due to related party	$55,806	$(39,555)	$16,251
Total current liabilities	$109,147	$13,888	$123,035
Total liabilities	$14,018,585	$13,888	$14,032,473
Accumulated deficit	$(12,051,955)	$(13,888)	$(12,065,843)
Total stockholders’ deficit	$(12,051,452)	$(13,888)	$(12,065,340)
	March 31, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Statement of Operations for the Three Months Ended March 31, 2021 (unaudited)
Formation and operating costs	$321,433	$13,888	$335,321
Loss from operations	$(321,433)	$(13,888)	$(335,321)
Net income	$3,581,333	$(13,888)	$3,567,445
Basic and diluted net income per share – redeemable common stock	$0.15	$—	$0.15
Basic and diluted net income per share – nonredeemable common stock	$0.15	$—	$0.15
	March 31, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Statement of Changes in Stockholders’ Deficit for the Three Months Ended March 31, 2021 (unaudited)
Net income	$3,581,333	$(13,888)	$3,567,445
Accumulated deficit	$(12,051,955)	$(13,888)	$(12,065,843)
Total stockholders’ deficit	$(12,051,452)	$(13,888)	$(12,065,340)
	March 31, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Statement of Cash Flows for the Three Months Ended March 31, 2021 (unaudited)
Net income	$3,581,333	$(13,888)	$3,567,445

Condensed Statement of Cash Flows for the Three Months Ended March 31, 2021 (unaudited) Changes in operating assets and liabilities
Accrued costs and expenses	$(930,700)	$53,443	$(877,257)
Due to related party	$50,000	$(39,555)	$10,445
	June 30, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Balance Sheet (unaudited)
Accrued costs and expenses	$75,767	$1,411,278	$1,487,045
Due to related party	$115,806	$(99,661)	$16,145
Total current liabilities	$191,573	$1,311,617	$1,503,190
Total liabilities	$13,867,138	$1,311,617	$15,178,755
Additional paid-in capital	$—	$157,140	$157,140
Accumulated deficit	$(12,461,107)	$(1,468,757)	$(13,929,864)
Total stockholders’ deficit	$(12,460,604)	$(1,311,617)	$(13,772,221)
	June 30, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Statement of Operations for the Three Months Ended June 30, 2021 (unaudited)
Formation and operating costs	$648,124	$1,297,729	$1,945,853
Stock compensation expense	$—	$157,140	$157,140
Loss from operations	$(648,124)	$(1,454,869)	$(2,102,993)
Net loss	$(409,152)	$(1,454,869)	$(1,864,021)
Basic and diluted net income per share – redeemable common stock	$(0.02)	$(0.06)	$(0.08)
Basic and diluted net income per share – nonredeemable common stock	$(0.02)	$(0.06)	$(0.08)
Condensed Statement of Operations for the Six Months Ended June 30, 2021 (unaudited)
Formation and operating costs	$969,557	$1,311,617	$2,281,174
Stock compensation expense	$—	$157,140	$157,140
Loss from operations	$(969,557)	$(1,468,757)	$(2,438,314)
Net income	$3,172,181	$(1,468,757)	$1,703,424
Basic and diluted net income per share – redeemable common stock	$0.13	$(0.06)	$0.07
Basic and diluted net income per share – nonredeemable common stock	$0.13	$(0.06)	$0.07
	June 30, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Statement of Changes in Stockholders’ Deficit for the Three Months Ended June 30, 2021 (unaudited)
Stock compensation expense	$—	$157,140	$157,140
Net loss	$(409,152)	$(1,454,869)	$(1,864,021)
Additional paid-in capital	$—	$157,140	$157,140
Accumulated deficit	$(12,461,107)	$(1,468,757)	$(13,929,864)
Total stockholders’ deficit	$(12,460,604)	$(1,311,617)	$(13,772,221)
Condensed Statement of Changes in Stockholders’ Deficit for the Six Months Ended June 30, 2021 (unaudited)
Stock compensation expense	$—	$157,140	$157,140
Net income	$3,172,181	$(1,468,757)	$1,703,424
Additional paid-in capital	$—	$157,140	$157,140
Accumulated deficit	$(12,461,107)	$(1,468,757)	$(13,929,864)
Total stockholders’ deficit	$(12,460,604)	$(1,311,617)	$(13,772,221)
	June 30, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Statement of Cash Flows for the Six Months Ended June 30, 2021 (unaudited)
Net income	$3,172,181	$(1,468,757)	$1,703,424
Condensed Statement of Cash Flows for the Six Months Ended June 30, 2021 (unaudited) Adjustments to reconcile net income to net cash used in operating activities:
Stock compensation expense	$—	$157,140	$157,140
Condensed Statement of Cash Flows for the Six Months Ended June 30, 2021 (unaudited) Changes in operating assets and liabilities
Accrued costs and expenses	$(908,274)	$1,411,278	$503,004
Due to related party	$110,000	$(99,661)	$10,339
	September 30, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Balance Sheet (unaudited)
Due from related party	$—	$15,000	$15,000
Total current assets	$771,390	$15,000	$786,390
Total assets	$204,049,255	$15,000	$204,064,255
Accrued costs and expenses	$179,527	$1,375,970	$1,555,497
Due to related party	$175,806	$(159,419)	$16,387
Total current liabilities	$355,333	$1,216,551	$1,571,884
Total liabilities	$12,071,810	$1,216,551	$13,288,361
Additional paid-in capital	$—	$157,140	$157,140
Accumulated deficit	$(11,285,558)	$(1,358,691)	$(12,644,249)
Total stockholders’ deficit	$(11,285,055)	$(1,201,551)	$(12,486,606)
Total liabilities and stockholders’ deficit	$204,049,255	$15,000	$204,064,255
	September 30, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Statement of Operations for the Three Months Ended September 30, 2021 (unaudited)
Formation and operating costs	$788,688	$(110,066)	$678,622
Loss from operations	$(788,688)	$110,066	$(678,622)
Net income	$1,175,549	$110,066	$1,285,615
Basic and diluted net income per share – redeemable common stock	$0.05	$—	$0.05
Basic and diluted net income per share – nonredeemable common stock	$0.05	$—	$0.05
Condensed Statement of Operations for the Nine Months Ended September 30, 2021 (unaudited)
Formation and operating costs	$1,758,245	$1,201,551	$2,959,796
Stock compensation expense	$—	$157,140	$157,140
Loss from operations	$(1,758,245)	$(1,358,691)	$(3,116,936)
Net income	$4,347,730	$(1,358,691)	$2,989,039
Basic and diluted net income per share – redeemable common stock	$0.18	$(0.06)	$0.12
Basic and diluted net income per share – nonredeemable common stock	$0.18	$(0.06)	$0.12
	September 30, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Statement of Changes in Stockholders’ Deficit for the Three Months Ended September 30, 2021 (unaudited)
Net income	$1,175,549	$110,066	$1,285,615
Additional paid-in capital	$—	$157,140	$157,140
Accumulated deficit	$(11,285,558)	$(1,358,691)	$(12,644,249)
Total stockholders’ deficit	$(11,285,055)	$(1,201,551)	$(12,486,606)
Condensed Statement of Changes in Stockholders’ Deficit for the Nine Months Ended September 30, 2021 (unaudited)
Stock compensation expense	$—	$157,140	$157,140
Net income	$4,347,730	$(1,358,691)	$2,989,039
Additional paid-in capital	$—	$157,140	$157,140
Accumulated deficit	$(11,285,558)	$(1,358,691)	$(12,644,249)
Total stockholders’ deficit	$(11,285,055)	$(1,201,551)	$(12,486,606)
	September 30, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Statement of Cash Flows for the Nine Months Ended September 30, 2021 (unaudited)
Net income	$4,347,730	$(1,358,691)	$2,989,039
Condensed Statement of Cash Flows for the Nine Months Ended September 30, 2021 (unaudited) Adjustments to reconcile net income to net cash used in operating activities:
Stock compensation expense	$—	$157,140	$157,140
Condensed Statement of Cash Flows for the Nine Months Ended September 30, 2021 (unaudited) Changes in operating assets and liabilities
Due from related party	$—	$(15,000)	$(15,000)
Accrued costs and expenses	$(778,765)	$1,375,970	$597,205
Due to related party	$170,000	$(159,419)	$10,581